CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	COMMON SHARES	COMMON SHARES Common shares	COMMON SHARES Flow Through Shares	CONTRIBUTED SURPLUS	OTHER RESERVES	DEFICIT
Common shares, beginning of period at Dec. 31, 2022	$ 3,157.1	$ 3,157.1
Issue of shares			$ 0.0	$ 2.3
Issuance of common shares under First Nations agreements	0.1	0.1
Exercise of options and vested performance share units	4.0	4.0
Common shares, end of period at Dec. 31, 2023	3,163.5	3,163.5
Contributed surplus, beginning of period at Dec. 31, 2022					$ 107.8
Exercise of options and vested performance share units					(1.7)
Equity settled share-based payments					0.8
Contributed surplus, ending of period at Dec. 31, 2023	106.9				106.9
Other reserves, beginning of period at Dec. 31, 2022						$ (24.6)
Transfer of Accumulated Other Comprehensive income on New Afton free cash flow obligation extinguishment						0.0	$ 0.0
Loss on revaluation of non-current derivative financial liabilities (net of tax)						(111.3)
Other reserves, ending of period at Dec. 31, 2023	(135.9)					(135.9)
Deficit, beginning of period at Dec. 31, 2022							(2,280.8)
Net earnings (loss)	(64.5)						(64.5)
Deficit, ending of period at Dec. 31, 2023	(2,345.3)						(2,345.3)
Total equity	789.2
Issue of shares	164.6		$ 164.6	$ 0.0
Issuance of common shares under First Nations agreements	3.9	3.9
Exercise of options and vested performance share units	2.5	2.5
Common shares, end of period at Dec. 31, 2024	3,334.5	$ 3,334.5
Exercise of options and vested performance share units					(2.5)
Equity settled share-based payments					1.8
Contributed surplus, ending of period at Dec. 31, 2024	106.2				$ 106.2
Transfer of Accumulated Other Comprehensive income on New Afton free cash flow obligation extinguishment	114.5					114.5	(114.5)
Loss on revaluation of non-current derivative financial liabilities (net of tax)						(9.8)
Other reserves, ending of period at Dec. 31, 2024	(31.2)					$ (31.2)
Net earnings (loss)	102.6						102.6
Deficit, ending of period at Dec. 31, 2024	(2,357.2)						$ (2,357.2)
Total equity	$ 1,052.3